Financial Instruments - Contractual Maturities of Financial Liabilities (Detail) - USD ($) $ in Thousands		Mar. 31, 2021		Mar. 31, 2020
Disclosure of maturity analysis for financial liabilities [Line Items]
Long-term debt (includes current portion)		$ 16,800	[1]	$ 33,600	[2]
Trade payables		28,015		29,333
Provisions and accrued expenses		23,933		28,983
Other liabilities		1,803		1,197
Other employee obligations		74,511		70,170
Derivative financial instruments		6,528		13,455
Total	[3],[4]	151,590		176,738
Less than 1 Year [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Long-term debt (includes current portion)		16,800	[1]	16,800	[2]
Trade payables		28,015		29,333
Provisions and accrued expenses		23,933		28,983
Other liabilities		1,803		1,197
Other employee obligations		74,511		70,170
Derivative financial instruments		4,491		9,575
Total	[3],[4]	149,553		156,058
1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Long-term debt (includes current portion)	[2]			16,800
Derivative financial instruments		2,037		3,880
Total	[3],[4]	$ 2,037		20,680
2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Total	[3],[4]			$ 0

[1]	Before netting off debt issuance cost of $52.
[2]	Before netting off debt issuance cost of $178.
[3]	For contractual maturities of lease liabilities refer note 12.
[4]	Non-financial liabilities are explained in the financial instruments categories table above.